Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	Net contributions from H-D are included within Net Parent company investment in the Consolidated statements of shareholders' equity.

	For the 9 months ended	For the 12 months ended
Net contribution from H-D reconciliation to transfers from H-D	September 25, 2022	December 31, 2021
Net contribution from H-D	$79,922	$86,279
Settlement of notes payable to related party and accrued interest	(21,610)	—
Transfer of assets to H-D	568	—
Stock compensation expense	171	(786)
Transfers from H-D per cash flow statement	$59,051	$85,493